Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstract]
Schedule of Restricted Shares

A summary of activities of the restricted shares for the six months ended June 30, 2025 is as follow:

Number of nonvested restricted shares
Unvested on December 31, 2024	-
Granted	5,353
Vested	(5,353)
Unvested on June 30, 2025	-

Schedule of Share-Based Compensation Expenses

The allocation of total share-based compensation expenses is set forth as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
General and administrative expenses	$-	$4,123
Research and development expenses	-	4,522
Total	$-	$8,645